GuidePath® Income Fund
Schedule of Investments (Unaudited)
June 30, 2022

Number of Shares		Value
	INVESTMENT COMPANIES - 97.88%
	Exchange Traded Funds - 97.88%
264,844	iShares Core U.S. Aggregate Bond ETF (c)	$26,929,338
357,799	Vanguard Total Bond Market ETF (a)(c)	26,927,953
	Total Investment Companies (Cost $56,739,174)	53,857,291

	SHORT TERM INVESTMENTS - 2.15%
	Money Market Funds - 2.15%
1,183,669	DWS Government Money Market Series - Institutional Shares
	Effective Yield, 1.24% (b)	1,183,669
	Total Short Term Investments (Cost $1,183,669)	1,183,669
Number of Units
	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 7.47%
4,108,050	Mount Vernon Liquid Assets Portfolio, LLC
	Effective Yield, 1.64% (b)	4,108,050
	Total Investments Purchased with Proceeds from Securities Lending Collateral (Cost $4,108,050)	4,108,050

	Total Investments (Cost $62,030,893) - 107.50%	59,149,010
	Liabilities in Excess of Other Assets - (7.50)%	(4,126,408)
	TOTAL NET ASSETS - 100.00%	$55,022,602

Percentages are stated as a percent of net assets.
(a)	All or portion of this security is on loan.
(b)	Seven-day yield as of June 30, 2022.
(c)
Fair value of this security exceeds 25% of the Fund's net assets. Additional information for this security, including the financial statements, is available from the SEC's EDGAR databse at www.sec.gov.